Segment reporting - Schedule of operating segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 492,377	$ 688,116
Profit (loss) before income tax	683,984	335,046
Non-current assets	2,887,806		$ 1,787,543
Current assets	843,843		1,631,737
TOTAL ASSETS	3,731,649		3,419,280
Equity	1,226,680	2,139,995	2,357,373	$ 2,173,465
Non-current liabilities	1,890,937		637,154
Current liabilities	614,032		424,753
TOTAL EQUITY and LIABILITIES	3,731,649		3,419,280
Operating segments | Marine
Disclosure of operating segments [line items]
Revenue	492,377	688,116
Profit (loss) before income tax		335,046
Non-current assets			1,787,543
Current assets			1,631,737
TOTAL ASSETS			3,419,280
Equity			2,357,373
Non-current liabilities			637,154
Current liabilities			424,753
TOTAL EQUITY and LIABILITIES			3,419,280
Operating segments | Euronav
Disclosure of operating segments [line items]
Revenue	425,189
Profit (loss) before income tax	671,532
Non-current assets	3,343,616
Current assets	1,013,501
TOTAL ASSETS	4,357,117
Equity	2,342,432
Non-current liabilities	1,424,560
Current liabilities	590,125
TOTAL EQUITY and LIABILITIES	4,357,117
Operating segments | Bocimar
Disclosure of operating segments [line items]
Revenue	29,881
Profit (loss) before income tax	4,154
Non-current assets	631,928
Current assets	14,710
TOTAL ASSETS	646,638
Equity	(547)
Non-current liabilities	318,117
Current liabilities	329,068
TOTAL EQUITY and LIABILITIES	646,638
Operating segments | Delphis
Disclosure of operating segments [line items]
Revenue	9,011
Profit (loss) before income tax	17,236
Non-current assets	141,309
Current assets	41,802
TOTAL ASSETS	183,111
Equity	63,668
Non-current liabilities	91,894
Current liabilities	27,549
TOTAL EQUITY and LIABILITIES	183,111
Operating segments | Bochem
Disclosure of operating segments [line items]
Revenue	10,683
Profit (loss) before income tax	2,142
Non-current assets	195,559
Current assets	8,504
TOTAL ASSETS	204,063
Equity	3,155
Non-current liabilities	125,997
Current liabilities	74,911
TOTAL EQUITY and LIABILITIES	204,063
Operating segments | Windcat
Disclosure of operating segments [line items]
Revenue	17,060
Profit (loss) before income tax	(618)
Non-current assets	207,206
Current assets	15,532
TOTAL ASSETS	222,738
Equity	26,891
Non-current liabilities	123,467
Current liabilities	72,380
TOTAL EQUITY and LIABILITIES	222,738
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	553
Profit (loss) before income tax	(9,972)
Non-current assets	32,668
Current assets	487,207
TOTAL ASSETS	519,875
Equity	248,120
Non-current liabilities	8,009
Current liabilities	263,746
TOTAL EQUITY and LIABILITIES	519,875
Operating segments | H2 INFRA
Disclosure of operating segments [line items]
Revenue	0
Profit (loss) before income tax	(1,987)
Non-current assets	15,518
Current assets	1,720
TOTAL ASSETS	17,238
Equity	11,556
Non-current liabilities	171
Current liabilities	5,511
TOTAL EQUITY and LIABILITIES	17,238
Operating segments | H2 INDUSTRY
Disclosure of operating segments [line items]
Revenue	0
Profit (loss) before income tax	1,497
Non-current assets	7,039
Current assets	20,335
TOTAL ASSETS	27,374
Equity	16,733
Non-current liabilities	422
Current liabilities	10,219
TOTAL EQUITY and LIABILITIES	27,374
Less: Eliminations
Disclosure of operating segments [line items]
Revenue	0	0
Profit (loss) before income tax	0	$ 0
Non-current assets	(1,687,038)		0
Current assets	(759,467)		0
TOTAL ASSETS	(2,446,505)		0
Equity	(1,485,328)		0
Non-current liabilities	(201,700)		0
Current liabilities	(759,477)		0
TOTAL EQUITY and LIABILITIES	$ (2,446,505)		$ 0